Share-Based Compensation - 2012 Long Term Incentive Plan - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation payments		$ 44	$ 31	$ 6
Repayment of minimum outstanding U.S Treasury debt obligations	25.00%
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense		48	31
Share-based compensation payments		5
First Tranche [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tranche representation of RSUs		25.00%
Second Tranche [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tranche representation of RSUs		75.00%
2012 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense		44
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted		161,290	1,466,523	2,799,836
Compensation Expense		19	36	18
Total unrecognized compensation expense		5
Share-based compensation payments		27	4	6
Number of tranches		2
Restricted Stock Units (RSUs) [Member] | Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU vesting period		3 years
Restricted stock units granted		1,628,822	1,835,833
Restricted Stock Units (RSUs) [Member] | Second Tranche [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense			16
Restricted Stock Units (RSUs) [Member] | 2012 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted		1,628,822	1,835,833
Restricted Stock Units (RSUs) [Member] | Non Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU vesting period		3 years
Restricted stock units granted		161,290	200,256	50,140
Settlement expiration period		60 days
Restricted Stock Units (RSUs) [Member] | Key Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted		0	1,266,267	2,749,696
PSU [Member] | Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU vesting period		3 years
Restricted stock units granted		587,091	8,450,275
PSU [Member] | 2012 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted		587,091	8,450,275
Deferred Phantom Share Units (DPSs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU vesting period		3 years
Compensation Expense		1	3	18
Payments on certain awards		$ 12	$ 27